Item 1. Schedule of Investments


 T. Rowe Price Tax-Efficient Balanced Fund
 Unaudited                                             November 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  48.0%
 CONSUMER DISCRETIONARY  9.5%
 Automobiles  0.2%
 Harley-Davidson                                       1,600         93

                                                                     93

 Hotels, Restaurants & Leisure  1.0%
 Carnival                                              1,500         80

 International Game Technology                         3,000         106

 Marriott, Class A                                     2,000         114

 Starbucks *                                           1,200         67

 Station Casinos                                       1,200         68

                                                                     435

 Internet & Catalog Retail  1.9%
 Amazon.com *                                          7,400         294

 eBay *                                                5,000         562

                                                                     856

 Media  4.1%
 Clear Channel Communications                          7,800         263

 Disney                                                9,200         247

 McGraw-Hill                                           3,000         263

 Omnicom                                               3,100         251

 Time Warner *                                         9,600         170

 Univision Communications, Class A *                   4,500         136

 Viacom, Class B                                       9,340         324

 WPP Group ADR                                         3,700         203

                                                                     1,857

 Multiline Retail  0.4%
 Dollar General                                        4,906         97

 Family Dollar Stores                                  3,200         94

                                                                     191

 Specialty Retail  1.6%
 Bed Bath & Beyond *                                   2,100         84

 Home Depot                                            11,200        468

 Tiffany                                               2,300         70

 Williams-Sonoma *                                     2,900         106

                                                                     728

 Textiles, Apparel, & Luxury Goods  0.3%
 Nike, Class B                                         1,600         135

                                                                     135

 Total Consumer Discretionary                                        4,295

 CONSUMER STAPLES  5.1%
 Beverages  1.3%
 Anheuser-Busch                                        1,900         95

 Coca-Cola                                             4,000         157

 PepsiCo                                               6,200         310

                                                                     562

 Food & Staples Retailing  2.2%
 CVS                                                   2,000         91

 Sysco                                                 4,500         157

 Wal-Mart                                              11,300        588

 Walgreen                                              4,200         160

                                                                     996

 Food Products  0.3%
 General Mills                                         1,400         64

 Wrigley                                               1,100         75

                                                                     139

 Household Products  1.0%
 Colgate-Palmolive                                     2,200         101

 Kimberly-Clark                                        800           51

 Procter & Gamble                                      5,800         310

                                                                     462

 Personal Products  0.3%
 Avon                                                  1,600         60

 Gillette                                              2,000         87

                                                                     147

 Total Consumer Staples                                              2,306

 FINANCIALS  8.3%
 Capital Markets  3.2%
 Bank of New York                                      6,800         224

 Charles Schwab                                        13,726        148

 Franklin Resources                                    3,800         249

 Mellon Financial                                      4,200         123

 Northern Trust                                        8,000         376

 State Street                                          7,900         352

                                                                     1,472

 Commercial Banks  0.8%
 Wells Fargo                                           5,500         340

                                                                     340

 Consumer Finance  0.6%
 American Express                                      3,900         217

 SLM Corporation                                       1,500         77

                                                                     294

 Diversified Financial Services  1.6%
 Citigroup                                             12,500        559

 Moody's                                               2,100         170

                                                                     729

 Insurance  1.4%
 Ambac Financial Group                                 1,000         81

 American International Group                          6,404         406

 Marsh & McLennan                                      4,900         140

                                                                     627

 Thrifts & Mortgage Finance  0.7%
 Fannie Mae                                            2,500         172

 Freddie Mac                                           2,100         143

                                                                     315

 Total Financials                                                    3,777

 HEALTH CARE  8.0%
 Biotechnology  0.6%
 Amgen *                                               4,500         270

                                                                     270

 Health Care Equipment & Supplies  1.4%
 Baxter International                                  1,500         47

 Guidant                                               1,500         97

 Medtronic                                             8,900         428

 Stryker                                               1,200         53

                                                                     625

 Health Care Providers & Services  2.8%
 Anthem *                                              2,500         253

 UnitedHealth Group                                    7,000         580

 WellPoint Health Networks *                           3,500         438

                                                                     1,271

 Pharmaceuticals  3.2%
 Abbott Laboratories                                   3,300         138

 AstraZeneca ADR                                       1,500         59

 Eli Lilly                                             2,100         112

 GlaxoSmithKline ADR                                   2,183         93

 Johnson & Johnson                                     8,100         489

 Pfizer                                                16,181        449

 Wyeth                                                 2,600         104

                                                                     1,444

 Total Health Care                                                   3,610

 INDUSTRIALS & BUSINESS SERVICES  3.1%
 Aerospace & Defense  0.1%
 Boeing                                                1,100         59

                                                                     59

 Air Freight & Logistics  0.2%
 Expeditors International of Washington                1,400         74

                                                                     74

 Commercial Services & Supplies  0.7%
 Apollo Group, Class A *                               1,250         100

 ChoicePoint *                                         1,500         66

 Cintas                                                1,750         78

 Robert Half International                             3,500         94

                                                                     338

 Industrial Conglomerates  1.9%
 3M                                                    800           64

 GE                                                    22,600        799

                                                                     863

 Machinery  0.2%
 Illinois Tool Works                                   900           85

                                                                     85

 Total Industrials & Business Services                               1,419

 INFORMATION TECHNOLOGY  13.5%
 Communications Equipment  1.3%
 Cisco Systems *                                       28,700        537

 Nokia ADR                                             3,000         48

                                                                     585

 Computers & Peripherals  1.6%
 Dell *                                                15,500        628

 EMC *                                                 7,900         106

                                                                     734

 Electronic Equipment & Instruments  0.1%
 Molex, Class A                                        2,375         58

                                                                     58

 Internet Software & Services  0.9%
 IAC/InterActiveCorp *                                 2,900         71

 Monster Worldwide *                                   3,500         99

 Yahoo! *                                              6,000         226

                                                                     396

 IT Services  0.9%
 Automatic Data Processing                             3,300         150

 Certegy                                               1,100         38

 First Data                                            2,600         107

 Paychex                                               3,650         121

                                                                     416

 Semiconductor & Semiconductor Equipment  5.4%
 Altera *                                              15,100        342

 Analog Devices                                        7,000         259

 Applied Materials *                                   5,700         95

 Broadcom, Class A *                                   2,500         81

 Intel                                                 17,300        387

 Linear Technology                                     10,400        397

 Maxim Integrated Products                             8,700         356

 Microchip Technology                                  3,000         85

 Texas Instruments                                     9,400         227

 Xilinx                                                7,300         228

                                                                     2,457

 Software  3.3%
 Adobe Systems                                         1,000         61

 Computer Associates                                   4,000         122

 Electronic Arts *                                     1,300         64

 Intuit *                                              1,100         46

 Microsoft                                             29,400        788

 Oracle *                                              16,700        211

 SAP ADR                                               4,000         178

                                                                     1,470

 Total Information Technology                                        6,116

 MATERIALS  0.3%
 Chemicals  0.3%
 Ecolab                                                2,100         74

 Valspar                                               1,500         72

 Total Materials                                                     146

 TELECOMMUNICATION SERVICES  0.2%
 Wireless Telecommunication Services  0.2%
 Vodafone ADR                                          3,000         82

 Total Telecommunication Services                                    82

 Total Common Stocks (Cost  $14,013)                                 21,751

 Municipal Bonds  52.3%
 ALABAMA  0.2%
 Birmingham Water & Sewer, 5.25%, 1/1/22 (MBIA Insured)100,000       106

 Total Alabama (Cost  $102)                                          106

 ARIZONA  1.2%
 Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10+)         500,000       565

 Total Arizona (Cost  $509)                                          565

 CALIFORNIA  5.2%
 California
 GO, 5.25%, 11/1/26                                    250,000       259

 Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/08)      100,000       108

 California Dept. of Water Resources, Power Supply
 5.25%, 5/1/10 (MBIA Insured)                          250,000       276

 5.50%, 5/1/14 (AMBAC Insured)                         100,000       113

 California Infrastructure & Economic Dev. Bank
 5.25%, 7/1/21 (FSA Insured)                           250,000       269

 California Public Works Board, Univ. of California
Regents
 5.00%, 11/1/15                                        250,000       271

 Capistrano Unified School Dist. No. 90-2
 5.875%, 9/1/23                                        100,000       103

 Golden State Tobacco Securitization Corp., Tobacco
 Settlement, 5.50%, 6/1/33                             250,000       262

 San Diego Public Fac. Fin. Auth., 5.00%, 8/1/24
 (MBIA Insured)                                        170,000       175

 San Diego Unified School Dist., Election 98E
 5.25%, 7/1/24 (FSA Insured)                           250,000       279

 Univ. of California Regents, 5.00%, 5/15/36 (AMBAC    250,000       253
Insured)
 Total California (Cost  $2,284)                                     2,368

 CONNECTICUT  1.5%
 Mashantucket Western Pequot Tribe
 5.50%, 9/1/28                                         200,000       203

 144A, 5.75%, 9/1/27                                   200,000       205

 Mohegan Tribe Indians Gaming Auth., 6.25%, 1/1/31     250,000       265

 Total Connecticut (Cost  $624)                                      673

 DISTRICT OF COLUMBIA  3.9%
 District of Columbia, GO, 6.00%, 6/1/15 - 6/1/17
 (MBIA Insured)                                        1,500,000     1,762

 Total District of Columbia (Cost  $1,524)                           1,762

 GEORGIA  3.4%
 Fulton County Water & Sewer
 5.25%, 1/1/35 (FGIC Insured)                          125,000       130

 Georgia, GO, 6.25%, 8/1/13                            1,000,000     1,194

 Griffin Combined Public Utility, 5.00%, 1/1/25
 (AMBAC Insured)                                       200,000       206

 Total Georgia (Cost  $1,399)                                        1,530

 INDIANA  0.5%
 Goshen, Greencroft Obligated Group, 5.75%, 8/15/28    250,000       240

 Total Indiana (Cost  $246)                                          240

 KANSAS  0.6%
 Burlington PCR, Kansas Gas & Electric
 5.30%, 6/1/31  (MBIA Insured)                         250,000       262

 Total Kansas (Cost  $250)                                           262

 MARYLAND  1.3%
 Frederick County, Urbana Community Dev. Auth.
 5.95%, 7/1/30                                         100,000       100

 Hyattsville, Univ. Town Center, 5.75%, 7/1/34         100,000       100

 Maryland HHEFA
 Mercy Ridge Retirement Community, 6.00%, 4/1/28       100,000       102

 Univ. of Maryland Medical System, 6.625%, 7/1/20      250,000       280

 Total Maryland (Cost  $571)                                         582

 MASSACHUSETTS  3.8%
 Massachusetts, 5.25%, 8/1/16 (Prerefunded 8/1/13+)    250,000       278

 Massachusetts Water Pollution Abatement Trust
 Water Resources Auth., 6.00%, 8/1/18                  1,000,000     1,195

 Massachusetts Water Resources Auth., 5.00%, 8/1/29
 (MBIA Insured)                                        250,000       253

 Total Massachusetts (Cost  $1,524)                                  1,726

 MICHIGAN  2.3%
 Michigan Hosp. Fin. Auth., Ascension Health
 5.20%, 11/15/33 (Tender 11/15/05)                     1,000,000     1,026

 Total Michigan (Cost  $1,000)                                       1,026

 NEW JERSEY  1.4%
 New Jersey Economic Dev. Auth.
 Franciscan Oaks, 5.75%, 10/1/23                       100,000       93

 Motor Vehicle Surcharge
 5.25%, 7/1/31 (MBIA Insured)                          250,000       261

 New Jersey Housing & Mortgage Fin. Agency
 Multi-Family Housing, 5.55%, 11/1/09 (FSA Insured)    260,000       275

 Total New Jersey (Cost  $618)                                       629

 NEW MEXICO  0.9%
 Albuquerque, 5.00%, 7/1/33 (FSA Insured)              100,000       101

 Jicarilla Apache Nation, 5.50%, 9/1/23                100,000       105

 New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27         190,000       199

 Total New Mexico (Cost  $394)                                       405

 NEW YORK  3.3%
 New York City, GO, 5.25%, 5/15/22                     250,000       263

 New York City Transitional Fin. Auth.
 Future Tax, 5.75%, 11/15/20 (Prerefunded 5/15/10+)    45,000        52

 5.875%, 11/1/16 (Prerefunded 5/1/10+)                 470,000       540

 Unrefunded Future Tax
 5.75%, 11/15/20                                       455,000       507

 5.875%, 11/1/16                                       30,000        34

 United Nations Dev. Corp., 5.25%, 7/1/15              100,000       105

 Total New York (Cost  $1,351)                                       1,501

 NORTH CAROLINA  1.3%
 North Carolina, State Highway, GO, 5.00%, 5/1/11      250,000       275

 North Carolina Eastern Municipal Power Agency
 6.00%, 1/1/05                                         300,000       301

 Total North Carolina (Cost  $575)                                   576

 OHIO  0.6%
 Ohio State Univ., 5.25%, 6/1/15                       250,000       274

 Total Ohio (Cost  $267)                                             274

 OKLAHOMA  0.2%
 Oklahoma Dev. Fin. Auth., Inverness Village
 8.00%, 2/1/32                                         100,000       82

 Total Oklahoma (Cost  $97)                                          82

 OREGON  1.2%
 Portland Sewer, 5.75%, 8/1/20 (FGIC Insured)          500,000       557

 Total Oregon (Cost  $508)                                           557

 PENNSYLVANIA  1.5%
 Bucks County IDA, Chandler Hall, 6.30%, 5/1/29        250,000       232

 Montgomery County HHEFA, Foulkeways at Gwynedd
 6.75%, 11/15/24                                       200,000       211

 West Shore Area Auth., Holy Spirit Hosp.
 6.20%, 1/1/26                                         250,000       259

 Total Pennsylvania (Cost  $668)                                     702

 PUERTO RICO  1.2%
 Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20        250,000       262

 Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24 250,000       269

 Total Puerto Rico (Cost  $507)                                      531

 SOUTH CAROLINA  1.2%
 South Carolina Transportation Infrastructure Bank
 5.50%, 10/1/22 (Prerefunded 10/1/11+) (AMBAC Insured) 500,000       566

 Total South Carolina (Cost  $510)                                   566

 TEXAS  5.9%
 Dallas County Utility & Reclamation Dist.
 5.875%, 2/15/29 (AMBAC Insured)                      1,000,000     1,007

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare System, 6.375%, 6/1/29    250,000       273

 Texas Childrens Hosp., VRDN (Currently 1.69%)
 (MBIA Insured)                                        200,000       200

 Houston, 6.40%, 6/1/27                                250,000       272

 Houston Water & Sewer System
 5.375%, 12/1/27 (Prerefunded 12/1/07+)
 (FGIC Insured)                                        500,000       547

 5.75%, 12/1/16 (Prerefunded 12/1/12+)                 250,000       289

 Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22    100,000       108

 Total Texas (Cost  $2,492)                                          2,696

 VIRGINIA  4.8%
 Arlington County IDA, Virginia Hosp. Center
 5.50%, 7/1/18                                        500,000       531

 Fredericksburg IDA, Medicorp Health System
 5.25%, 6/15/27                                        250,000       255

 Front Royal & Warren County IDA, 5.00%, 4/1/35
 (FSA Insured)                                         125,000       126

 Henrico County Economic Dev. Auth., 6.125%, 11/1/19   250,000       287

 Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09 75,000        75

 Virginia HDA
 Multi-Family, 5.60%, 11/1/18                          500,000       527

 Single Family, 5.20%, 7/1/19 (MBIA Insured)           100,000       103

 York County IDA, Virginia Electric & Power
 5.50%, 7/1/09                                         250,000       265

 Total Virginia (Cost  $2,033)                                       2,169

 WASHINGTON  2.4%
 Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)         1,000,000     1,069

 Total Washington (Cost  $970)                                       1,069

 WEST VIRGINIA  2.5%
 West Virginia, GO, 5.75%, 6/1/15                      1,000,000     1,112

 Total West Virginia (Cost  $1,024)                                  1,112

 Total Municipal Bonds (Cost  $22,047)                               23,709

 Total Investments in Securities
 100.3% of Net Assets (Cost $36,060)                   $             45,460


 (1)         Denominated in U.S. dollars unless otherwise noted
 *           Non-income producing
 +           Used in determining portfolio maturity
144A         Security was purchased pursuant to Rule 144A under the
             Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $205 and represents 0.5% of net assets
 ADR         American Depository Receipts
 AMBAC       AMBAC Assurance Corp.
 FGIC        Financial Guaranty Insurance Company
 FSA         Financial Security Assurance Inc.
 GO          General Obligation
 HDA         Housing Development Authority
 HHEFA       Health & Higher Educational Facility Authority
 IDA         Industrial Development Authority/Agency
 MBIA        MBIA Insurance Corp.
 PCR         Pollution Control Revenue
 VRDN        Variable-Rate Demand Note

 The accompanying notes are an integral part of this Portfolio of Investments.



 T. Rowe Price Tax-Efficient Balanced Fund
 Unaudited
 November 30, 2004
 Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $36,049,000. Net unrealized gain aggregated $9,411,000 at period-end, of which $9,465,000 related to appreciated investments and $54,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





  T. Rowe Price Tax-Efficient Growth Fund
 (Unaudited)
  November 30, 2004
  PORTFOLIO OF INVESTMENTS(1)                         Shares        Value
 (Cost and value in $ 000s)


 COMMON STOCKS  99.7%
 CONSUMER DISCRETIONARY  19.4%
 Automobiles  0.7%
 Harley-Davidson                                       9,500         549

                                                                     549

 Hotels, Restaurants & Leisure  1.9%
 Carnival                                              4,500         239

 International Game Technology                         10,500        371

 Marriott, Class A                                     6,500         369

 Starbucks *                                           4,200         236

 Station Casinos                                       4,500         257

                                                                     1,472

 Internet & Catalog Retail  4.4%
 Amazon.com *                                          30,800        1,222

 eBay *                                                19,000        2,137

                                                                     3,359

 Media  7.7%
 Clear Channel Communications                          27,152        914

 Disney *                                              21,000        565

 McGraw-Hill                                           13,500        1,184

 Omnicom                                               9,800         794

 Time Warner *                                         36,150        640

 Univision Communications, Class A *                   18,500        557

 Viacom, Class B                                       23,350        810

 WPP Group ADR                                         8,500         467

                                                                     5,931

 Multiline Retail  1.0%
 Dollar General                                        22,100        436

 Family Dollar Stores                                  10,500        308

                                                                     744

 Specialty Retail  3.2%
 Bed Bath & Beyond *                                   7,000         279

 Home Depot                                            34,000        1,419

 Tiffany                                               14,200        435

 Williams-Sonoma *                                     7,500         275

                                                                     2,408

 Textiles, Apparel, & Luxury Goods  0.5%
 Nike, Class B                                         4,200         356

                                                                     356

 Total Consumer Discretionary                                        14,819


 CONSUMER STAPLES  10.7%
 Beverages  2.4%
 Anheuser-Busch                                        5,100         256

 Coca-Cola                                             18,500        727

 PepsiCo                                               18,000        898

                                                                     1,881

 Food & Staples Retailing  5.0%
 CVS                                                   8,500         386

 Sysco                                                 24,200        841

 Wal-Mart *                                            36,700        1,910

 Walgreen                                              17,800        680

                                                                     3,817

 Food Products  0.6%
 General Mills                                         4,800         218

 Wrigley                                               3,200         220

                                                                     438

 Household Products  2.0%
 Colgate-Palmolive                                     5,700         262

 Kimberly-Clark                                        3,600         229

 Procter & Gamble                                      19,000        1,016

                                                                     1,507

 Personal Products  0.7%
 Avon                                                  5,100         192

 Gillette                                              7,500         326

                                                                     518

 Total Consumer Staples                                              8,161

 FINANCIALS  16.6%
 Capital Markets  7.0%
 Bank of New York                                      22,900        754

 Charles Schwab                                        31,180        336

 Franklin Resources                                    15,000        984

 Mellon Financial                                      10,500        307

 Northern Trust                                        31,900        1,501

 State Street                                          33,400        1,488

                                                                     5,370

 Commercial Banks  1.1%
 Wells Fargo                                           14,000        865

                                                                     865

 Consumer Finance  1.4%
 American Express                                      12,100        674

 SLM Corporation                                       7,500         384

                                                                     1,058


 Diversified Financial Services  3.1%
 Citigroup                                             39,200        1,754

 Moody's                                               7,700         622

                                                                     2,376

 Insurance  2.7%
 Ambac                                                 3,500         285

 American International Group                          20,000        1,267

 Marsh & McLennan                                      18,000        514

                                                                     2,066

 Thrifts & Mortgage Finance  1.3%
 Fannie Mae                                            8,500         584

 Freddie Mac                                           6,200         423

                                                                     1,007

 Total Financials                                                    12,742

 HEALTH CARE  16.3%
 Biotechnology  1.2%
 Amgen *                                               15,000        901

                                                                     901

 Health Care Equipment & Supplies  3.1%
 Baxter International *                                7,200         228

 Guidant                                               4,800         311

 Medtronic                                             32,700        1,571

 Stryker *                                             5,500         242

                                                                     2,352

 Health Care Providers & Services  5.6%
 Anthem *                                              8,500         862

 UnitedHealth Group *                                  21,500        1,781

 WellPoint Health Networks *                           13,300        1,664

                                                                     4,307

 Pharmaceuticals  6.4%
 Abbott Laboratories                                   11,600        487

 AstraZeneca ADR *                                     5,200         205

 Eli Lilly                                             8,600         458

 GlaxoSmithKline ADR                                   5,400         230

 Johnson & Johnson                                     23,500        1,417

 Merck                                                 8,500         238

 Pfizer                                                55,447        1,540

 Wyeth                                                 9,300         371

                                                                     4,946

 Total Health Care                                                   12,506

 INDUSTRIALS & BUSINESS SERVICES  7.1%
 Aerospace & Defense  0.3%
 Boeing                                                4,800         257

                                                                     257


 Air Freight & Logistics  0.3%
 Expeditors International of Washington                4,100         218

                                                                     218

 Commercial Services & Supplies  1.9%
 Apollo Group, Class A *                               5,750         458

 ChoicePoint *                                         6,000         263

 Cintas *                                              8,250         369

 Robert Half International                             13,900        376

                                                                     1,466

 Industrial Conglomerates  4.3%
 3M                                                    5,600         446

 GE                                                    80,300        2,839

                                                                     3,285

 Machinery  0.3%
 Illinois Tool Works                                   2,500         236

                                                                     236

 Total Industrials & Business Services                               5,462

 INFORMATION TECHNOLOGY  28.7%
 Communications Equipment  2.3%
 Cisco Systems *                                       87,500        1,637

 Nokia ADR *                                           9,000         146

                                                                     1,783

 Computers & Peripherals  3.4%
 Dell *                                                51,500        2,086

 EMC *                                                 36,500        490

                                                                     2,576

 Electronic Equipment & Instruments  0.3%
 Molex, Class A                                        9,625         234

                                                                     234

 Internet Software & Services  2.0%
 IAC/InterActiveCorp *                                 9,500         235

 Monster Worldwide *                                   10,500        296

 Yahoo! *                                              26,000        978

                                                                     1,509

 IT Services  2.8%
 Automatic Data Processing                             16,200        738

 Certegy                                               10,000        344

 First Data                                            9,200         378

 Paychex                                               20,750        688

                                                                     2,148

 Semiconductor & Semiconductor Equipment  10.4%
 Altera *                                              37,500        851

 Analog Devices *                                      21,500        794

 Applied Materials *                                   13,700        228

 Broadcom, Class A *                                   8,000         260

 Intel                                                 63,600        1,421

 Linear Technology                                     31,600        1,206

 Maxim Integrated Products                             27,500        1,126

 Microchip Technology                                  21,500        606

 Texas Instruments                                     23,600        571

 Xilinx                                                29,800        930

                                                                     7,993

 Software  7.5%
 Adobe Systems                                         7,500         454

 Computer Associates *                                 11,000        336

 Electronic Arts *                                     4,500         220

 Intuit *                                              6,100         255

 Microsoft                                             110,100       2,952

 Oracle *                                              53,700        680

 SAP ADR *                                             18,500        823

                                                                     5,720

 Total Information Technology                                        21,963

 MATERIALS  0.6%
 Chemicals  0.6%
 Ecolab                                                7,000         245

 Valspar                                               4,500         217

 Total Materials                                                     462

 TELECOMMUNICATION SERVICES  0.3%
 Wireless Telecommunication Services  0.3%
 Vodafone ADR                                          9,400         257

 Total Telecommunication Services                                    257

 Total Common Stocks (Cost  $64,222)                                 76,372


 SHORT-TERM INVESTMENTS  0.1%
 Money Market Fund  0.1%
 T. Rowe Price Reserve Investment Fund, 2.00% #+       78,274        78

 Total Short-Term Investments (Cost  $78)                            78



 Total Investments in Securities
 99.8% of Net Assets (Cost $64,300)                                  $76,450


 (1)    Denominated in U.S. dollars unless otherwise noted
 #      Seven-day yield
 *      Non-income producing
 +      Affiliated company - See Note 3
 ADR    American Depository Receipts

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Efficient Growth Fund
Unaudited
November 30, 2004 Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks attractive long-term capital appreciation on an after-tax basis.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $64,300,000. Net unrealized gain aggregated $12,150,000 at period-end, of which $16,151,000 related to appreciated investments and $4,001,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended November 30, 2004, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at November 30, 2004 and February 29, 2004 was $78,000 and $1,000, respectively.




  T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
 (Unaudited)
  November 30, 2004
  PORTFOLIO OF INVESTMENTS (1)                        Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  100.4%
 CONSUMER DISCRETIONARY  21.8%
 Automobiles  0.9%
 Harley-Davidson                                       $2,000        115

 Thor Industries                                       2,000         67

 Winnebago ss.                                         2,000         76

                                                                     258

 Hotels, Restaurants & Leisure  4.6%
 Carnival                                              1,500         80

 International Game Technology                         7,300         258

 Marriott, Class A                                     4,200         239

 Shuffle Master *ss.                                   2,000         92

 Starbucks *                                           6,300         354

 Station Casinos                                       4,000         228

 The Cheesecake Factory *ss.                           1,100         54

 Wynn Resorts *                                        1,500         87

                                                                     1,392

 Household Durables  0.7%
 Centex                                                1,400         74

 Lennar, Class A                                       2,900         130

                                                                     204

 Internet & Catalog Retail  1.8%
 Amazon.com *                                          4,000         159

 eBay *                                                3,400         382

                                                                     541

 Leisure Equipment & Products  0.5%
 Brunswick                                             1,500         73

 Mattel                                                3,800         72

                                                                     145

 Media  7.5%
 Citadel Broadcasting *                                1,000         15

 Cox Radio, Class A *                                  4,700         75

 Cumulus Media, Class A *                              2,500         38

 Dow Jones                                             1,300         56

 DreamWorks Animation SKG, Class A *                   800           30

 EchoStar Communications, Class A *                    1,500         49

 Entercom Communications *                             1,300         47

 Getty Images *                                        2,500         146

 Harte-Hanks                                           2,900         75

 Lamar Advertising *                                   1,400         55

 McGraw-Hill                                           2,300         202

 Meredith                                              4,000         211

 New York Times, Class A                               2,000         82

 Omnicom                                               2,300         186

 Radio One, Class D *                                  4,600         64

 Regent Communications *                               4,400         25

 Salem Communications, Class A *                       3,100         76

 Scripps, Class A                                      3,200         150

 Spanish Broadcasting, Class A *                       9,500         101

 Univision Communications, Class A *                   6,375         192

 Washington Post, Class B                              200           188

 Westwood One *                                        2,300         51

 WPP Group ADR                                         2,400         132

                                                                     2,246

 Multiline Retail  1.4%
 Dollar General                                        9,400         186

 Dollar Tree Stores *                                  2,600         72

 Family Dollar Stores                                  5,300         155

                                                                     413

 Specialty Retail  3.5%
 Bed Bath & Beyond *                                   3,800         152

 PETsMART                                              2,500         86

 Ross Stores                                           6,400         172

 Staples                                               5,500         175

 Tiffany                                               4,600         141

 TJX Companies                                         6,300         148

 Williams-Sonoma *                                     4,500         165

                                                                     1,039

 Textiles, Apparel, & Luxury Goods  0.9%
 Coach *                                               2,200         110

 Nike, Class B                                         2,000         169

                                                                     279

 Total Consumer Discretionary                                        6,517

 CONSUMER STAPLES  2.7%
 Food & Staples Retailing  1.1%
 Costco Wholesale                                      1,000         49

 CVS                                                   3,900         177

 Sysco                                                 2,800         97

                                                                     323

 Food Products  1.2%
 Delta & Pine Land                                     2,700         72

 Hershey Foods                                         2,300         119

 McCormick                                             1,000         37

 Tootsie Roll Industries                               1,030         32

 Wrigley                                               1,500         103

                                                                     363

 Household Products  0.1%
 Clorox                                                500           27

                                                                     27

 Personal Products  0.3%
 Estee Lauder, Class A                                 2,200         96

                                                                     96

 Total Consumer Staples                                              809

 ENERGY  1.4%
 Energy Equipment & Services  1.4%
 Baker Hughes                                          4,000         177

 BJ Services                                           2,500         127

 Smith International *                                 2,000         121

 Total Energy                                                        425

 FINANCIALS  14.5%
 Capital Markets  6.4%
 A.G. Edwards                                          400           16

 AmeriTrade *                                          4,700         65

 AMVESCAP ADR                                          2,000         25

 Charles Schwab                                        10,100        109

 Eaton Vance                                           3,100         149

 Federated Investors, Class B                          2,500         74

 Franklin Resources                                    4,600         302

 Investors Financial Services                          2,800         123

 Janus Capital Group                                   2,500         41

 LaBranche & Co. *ss.                                  2,000         16

 Legg Mason                                            1,350         92

 Lehman Brothers                                       758           63

 Mellon Financial                                      6,000         175

 Northern Trust                                        6,100         287

 Raymond James Financial                               900           27

 SEI Investments                                       1,300         51

 State Street                                          5,100         227

 Waddell & Reed Financial, Class A                     3,000         68

                                                                     1,910

 Commercial Banks  1.9%
 Boston Private Financial ss.                          2,700         73

 City National                                         700           48

 East West Bancorp                                     2,500         103

 First Horizon National ss.                            1,000         44

 North Fork Bancorporation                             2,250         65

 Silicon Valley Bancshares *                           1,000         42

 Synovus Financial                                     3,600         97

 UCBH Holdings                                         2,200         100

                                                                     572

 Consumer Finance  1.1%
 Moneygram International                               4,300         92

 SLM Corporation                                       4,200         215

                                                                     307

 Diversified Financial Services  1.0%
 Moody's                                               3,800         307

                                                                     307

 Insurance  3.5%
 AFLAC                                                 3,600         135

 Ambac Financial Group                                 2,100         171

 Arthur J. Gallagher                                   1,200         37

 Brown & Brown                                         1,000         40

 Markel *                                              300           97

 MBIA                                                  1,550         93

 Progressive Corporation                               1,700         155

 RenaissanceRe Holdings                                1,500         75

 Willis Group Holdings                                 6,400         242

                                                                     1,045

 Thrifts & Mortgage Finance  0.6%
 MGIC Investment                                       1,000         68

 Radian                                                1,300         67

 Triad Guaranty *                                      800           48

                                                                     183

 Total Financials                                                    4,324

 HEALTH CARE  22.0%
 Biotechnology  3.6%
 Amgen *                                               616           37

 Applera                                               1,300         27

 Biogen Idec *                                         2,700         158

 Cephalon *ss.                                         1,800         85

 Charles River Laboratories International *            1,000         47

 Genzyme *                                             1,800         101

 Gilead Sciences *                                     8,000         276

 Martek Biosciences *                                  1,000         39

 MedImmune *                                           700           19

 Millennium Pharmaceuticals *                          2,000         25

 Protein Design Labs *                                 1,000         18

 Qiagen NV *ss.                                        6,000         65

 Techne *                                              4,400         163

 Vertex Pharmaceuticals *ss.                           1,000         11

                                                                     1,071

 Health Care Equipment & Supplies  8.4%
 ArthroCare *ss.                                       1,000         30

 Becton, Dickinson                                     1,500         82

 Biomet                                                5,350         256

 C R Bard                                              1,400         84

 Cooper Companies                                      1,000         70

 Dentsply International                                3,900         205

 Edwards Lifesciences *                                1,000         38

 Guidant                                               3,000         194

 Invitrogen *                                          2,200         133

 Kyphon *                                              3,000         72

 Millipore *                                           1,400         68

 ResMed *ss.                                           1,400         70

 Respironics *                                         1,500         83

 Smith & Nephew ADR                                    1,400         72

 St. Jude Medical *                                    5,600         214

 Stryker                                               5,400         238

 Varian Medical Systems *                              5,800         244

 Waters Corporation *                                  1,900         89

 Zimmer Holdings *                                     3,300         269

                                                                     2,511

 Health Care Providers & Services  9.1%
 Anthem *                                              2,800         284

 Caremark RX *                                         5,500         197

 Coventry Health Care *                                2,750         136

 Davita *                                              2,700         90

 Express Scripts *                                     1,500         108

 Health Management                                     3,000         66

 Henry Schein *                                        3,000         196

 IMS Health                                            3,134         71

 Laboratory Corporation of America *                   1,900         91

 Lincare Holdings *                                    2,900         112

 Manor Care                                            1,000         34

 Medco *                                               2,000         75

 Omnicare                                              2,700         88

 Patterson Companies *                                 5,200         212

 Quest Diagnostics                                     1,100         103

 Renal Care Group *                                    6,150         205

 UnitedHealth Group                                    820           68

 WellChoice *                                          6,000         294

 WellPoint Health Networks *                           2,400         300

                                                                     2,730

 Pharmaceuticals  0.9%
 Allergan                                              2,000         147

 Forest Laboratories *                                 2,800         109

                                                                     256

 Total Health Care                                                   6,568

 INDUSTRIALS & BUSINESS SERVICES  10.8%
 Aerospace & Defense  1.0%
 Embraer Aircraft ADR                                  2,500         70

 Mercury Computer Systems *                            2,500         79

 Rockwell Collins                                      3,600         143

                                                                     292

 Air Freight & Logistics  1.2%
 C.H. Robinson Worldwide                               2,400         129

 Expeditors International of Washington                3,000         160

 UTi Worldwide                                         1,300         89

                                                                     378

 Commercial Services & Supplies  6.4%
 Apollo Group, Class A *                               5,722         456

 ARAMARK, Class B                                      1,000         26

 Avery Dennison                                        900           53

 Career Education *                                    4,000         156

 ChoicePoint *                                         3,900         171

 Cintas                                                2,700         121

 Corporate Executive Board                             1,500         101

 Dun & Bradstreet *                                    1,000         59

 Education Management *                                5,200         172

 Equifax                                               3,000         83

 H&R Block                                             500           24

 HNI Corporation                                       1,500         64

 ITT Educational Services *                            2,000         95

 Manpower                                              2,300         111

 Robert Half International                             3,000         81

 Stericycle *                                          2,000         83

 Universal Technical Institute *                       1,500         50

                                                                     1,906

 Industrial Conglomerates  0.3%
 Roper Industries                                      1,500         92

                                                                     92

 Machinery  1.7%
 Cuno *                                                1,100         72

 Danaher                                               2,200         125

 Donaldson                                             1,600         50

 Dover                                                 200           8

 IDEX                                                  1,950         78

 ITT Industries                                        900           77

 Kaydon                                                1,100         36

 Pall                                                  2,000         54

                                                                     500

 Road & Rail  0.2%
 Landstar Systems *                                    1,000         71

                                                                     71

 Total Industrials & Business Services                               3,239

 INFORMATION TECHNOLOGY  26.1%
 Communications Equipment  1.7%
 Corning *                                             8,000         101

 F5 Networks *                                         1,500         64

 JDS Uniphase *                                        18,000        57

 Juniper Networks *                                    3,000         83

 Plantronics                                           1,700         70

 Research In Motion *                                  1,600         142

                                                                     517

 Computers & Peripherals  1.8%
 Diebold                                               300           16

 EMC *                                                 11,000        148

 Lexmark International *                               2,500         212

 Network Appliance *                                   3,600         108

 QLogic *                                              1,500         52

                                                                     536

 Electronic Equipment & Instruments  1.8%
 CDW                                                   2,500         164

 Jabil Circuit *                                       2,500         63

 Littelfuse *                                          1,000         39

 Mettler-Toledo International *                        800           41

 Molex, Class A                                        3,000         73

 National Instruments                                  1,450         41

 Symbol Technologies                                   6,900         105

                                                                     526

 Internet Software & Services  3.5%
 IAC/InterActiveCorp *ss.                              6,000         148

 Monster Worldwide *                                   4,500         127

 Sina *ss.                                             4,500         166

 VeriSign *                                            8,000         263

 Yahoo! *                                              9,000         339

                                                                     1,043

 IT Services  3.5%
 Affiliated Computer Services, Class A *               1,900         112

 Certegy                                               4,600         158

 Cognizant Technology Solutions *                      4,000         153

 DST Systems *ss.                                      2,500         122

 Fiserv *                                              4,100         158

 Iron Mountain *                                       5,400         163

 Paychex                                               3,900         129

 Sabre Holdings                                        2,500         58

                                                                     1,053

 Office Electronics  0.1%
 Zebra Technologies *                                  750           38

                                                                     38

 Semiconductor & Semiconductor Equipment  5.6%
 Altera *                                              8,500         193

 Analog Devices                                        4,400         163

 Broadcom, Class A *                                   4,000         130

 Intersil Holding, Class A                             500           8

 KLA-Tencor *                                          2,200         99

 Lam Research *                                        3,200         83

 Linear Technology                                     5,400         206

 Marvell Technology Group *                            2,000         64

 Maxim Integrated Products                             4,063         167

 Microchip Technology                                  7,000         197

 National Semiconductor *                              3,000         46

 Novellus Systems *                                    1,400         38

 Semtech *                                             3,000         61

 Xilinx                                                7,000         219

                                                                     1,674

 Software  8.1%
 Adobe Systems                                         5,000         303

 BMC Software *                                        4,300         80

 Cadence Design Systems *                              3,600         49

 Check Point Software Technologies *                   2,700         64

 Cognos *                                              3,000         118

 Computer Associates                                   7,900         241

 Electronic Arts *                                     4,400         215

 FactSet Research Systems ss.                          1,200         62

 Fair Isaac                                            500           17

 Internet Security Systems *                           500           12

 Intuit *                                              4,200         176

 Jack Henry & Associates                               500           10

 Kronos *                                              3,750         190

 McAfee *                                              5,500         159

 Mercury Interactive *                                 3,000         137

 Red Hat *                                             6,500         94

 Symantec *                                            6,400         408

 Synopsys *                                            700           12

 VERITAS Software *                                    3,300         72

                                                                     2,419

 Total Information Technology                                        7,806

 MATERIALS  1.1%
 Chemicals  1.1%
 Ecolab                                                4,800         168

 Sigma Aldrich                                         1,200         71

 Symyx Technologies *                                  800           25

 Valspar                                               1,200         58

 Total Materials                                                     322

 Total Common Stocks (Cost  $19,615)                                 30,010

 SHORT-TERM INVESTMENTS  0.2%
 Money Market Fund  0.2%
 T. Rowe Price Reserve Investment Fund, 2.00% #+       45,706        46

 Total Short-Term Investments (Cost  $46)                            46

 SECURITIES LENDING COLLATERAL  3.7%
 Money Market Trust  3.7%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 1.998% # 1,113,160     1,113

 Total Securities Lending Collateral (Cost  $1,113)                  1,113

 Total Investments in Securities
 104.3% of Net Assets (Cost $20,774)                             $   31,169


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Seven-day yield
 *       Non-income producing
 ss. All or a portion of this security is on loan at November 30, 2004 - See Note 2
 +       Affiliated company - See Note 4
 ADR     American Depository Receipts

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Tax-Efficient Multi-Cap Growth Fund Unaudited
November 30, 2004
Notes To Portfolio of Investments



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2004, the value of loaned securities was $1,086,000; aggregate collateral consisted of $1,113,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $20,774,000. Net unrealized gain aggregated $10,395,000 at period-end, of which $10,542,000 related to appreciated investments and $147,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended November 30, 2004, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at November 30, 2004 and February 29, 2004 was $46,000 and $36,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005